OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average rate	11.40%		11.40%		11.40%
Weighted average remaining lease term	2 years 10 months 24 days		2 years 10 months 24 days		2 years 6 months
Operating cash flows from operating leases			$ 394,214	$ 230,076
Selling, General and Administrative Expenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expense	$ 140,759	$ 53,286	$ 420,251	$ 264,738	$ 405,496	$ 293,888
New Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease deposit liability							$ 85,000